Dear Policyowner:

The U.S. stock market provided yet another year of strong returns in 1998. Many of the established international stock markets also provided very attractive returns. International developing markets struggled, however, led by problems in Asia that spread to other developing countries worldwide. The U.S. bond market was relatively stable, and provided returns that reflected continued relatively low interest rates. These results are reflected in the very attractive 1998 returns of the subaccounts of MEMBERS(R) Variable Universal Life shown in the table below:
                                             Percent increase
                                            in Unit Value from
  Subaccount                             12/31/97 through 12/31/98
-------------------------------------------------------------------------------
  Capital Appreciation Stock                       19.9%
  Growth and Income Stock                          16.9%
  Balanced                                         12.4%
  Bond                                              5.3%
  Money Market                                      4.2%
  Treasury 2000                                     6.6%
  International Stock                              14.8%
  World Governments                                 6.9%
  Emerging Growth                                   33.0%
-------------------------------------------------------------------------------

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the annual report for a component of MEMBERS(R) Variable Universal Life. The first section contains the following reports for the CUNA Mutual Life Variable Account:

           Statements of Assets and Liabilities ............... page  2
           Statements of Operations ........................... page  4
           Statements of Changes in Net Assets ................ page  7
           Notes to the Financial Statements .................. page 10
           Independent Auditors' Report ....................... page 14

The remaining sections of this booklet cover the mutual funds and include discussions of the funds' results and the managers' outlooks. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and the Treasury 2000 Fund. The third section is the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section has the financial information and results for the MFS(R) World Government Series and the MFS(R) Emerging Growth Series of the MFS(R) Variable Insurance TrustSM.

MEMBERS(R) Variable Universal Life provides you with both life insurance protection and investment alternatives you need to meet your long term asset accumulation goals. We look forward to serving you in the years to come. Thank you for giving us the opportunity to do so.

Sincerely,

/s/  Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 1998


                                                 Capital
                                              Appreciation          Growth and                                              Money
                                                  Stock            Income Stock      Balanced              Bond             Market
Assets:                                        Subaccount           Subaccount      Subaccount          Subaccount        Subaccount
Investments in Ultra Series Fund:
   (note 2)
Capital Appreciation Stock Fund,
1,490,692 shares at net asset value of
$22.19 per share (cost $21,505,998)              $33,073,653       $      --         $      --         $      --         $      --

Growth and Income Stock Fund,
2,772,087 shares at net asset value
of $30.56 per share (cost $53,268,677)                  --          84,712,385              --                --                --

Balanced Fund,
3,671,024 shares at net asset value
of $18.74 per share (cost $52,121,655)                  --                --          68,777,039              --                --

Bond Fund,
342,306 shares at net asset value
of $10.57 per share (cost $3,571,882)                   --                --                --           3,617,904              --

Money Market Fund,
3,616,101 shares at net asset value
of $1.00 per share (cost $3,616,101)                    --                --                --                --           3,616,101
                                                 -----------       -----------       -----------       -----------       -----------
Total assets                                      33,073,653        84,712,385        68,777,039         3,617,904         3,616,101
                                                 -----------       -----------       -----------       -----------       -----------
Liabilities:
Accrued adverse mortality and
expense charges                                        7,915            20,706            16,790               889               834
                                                 -----------       -----------       -----------       -----------       -----------
Total liabilities                                      7,915            20,706            16,790               889               834
                                                 -----------       -----------       -----------       -----------       -----------
Net assets                                       $33,065,738       $84,691,679       $68,760,249       $ 3,617,015       $ 3,615,267
                                                 ===========       ===========       ===========       ===========       ===========
Units outstanding (note 5)                         1,296,981         1,207,005         1,581,036           130,013           187,877
                                                 ===========       ===========       ===========       ===========       ===========
Net asset value per unit                         $     25.49       $     70.17       $     43.49       $     27.82       $     19.24
                                                 ===========       ===========       ===========       ===========       ===========


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 1998


                                          Treasury          International        World              Emerging
                                            2000                Stock          Governments           Growth
Assets:                                  Subaccount          Subaccount         Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)
Treasury 2000 Fund, 184,870
shares at net asset value of $9.93
per share (cost $1,615,171)                $1,835,904         $     --           $     --           $     --

Investments in T. Rowe Price
International Fund, Inc.:
International Stock Portfolio,
401,135 shares at net asset value of
$14.52 per share (cost $5,082,095)               --            5,824,487               --                 --

Investments in MFS(R) Variable
Insurance TrustSM:
World Governments Series,
67,797 shares at net asset value of
$10.88 per share (cost $693,951)                 --                 --              737,634               --

Investments in MFS(R) Variable
Insurance TrustSM:
Emerging Growth Series,
327,804 shares at net asset value of
$21.47 per share (cost $5,126,136)               --                 --                 --            7,037,957
                                           ----------         ----------         ----------         ----------
Total assets                                1,835,904          5,824,487            737,634          7,037,957
                                           ----------         ----------         ----------         ----------
Liabilities:
Accrued adverse mortality and
expense charges                                 1,386              1,426                181              1,708
                                           ----------         ----------         ----------         ----------
Total liabilities                               1,386              1,426                181              1,708
                                           ----------         ----------         ----------         ----------
Net assets                                 $1,834,518         $5,823,061         $  737,453         $7,036,249
                                           ==========         ==========         ==========         ==========
Units outstanding (note 5)                    201,769            411,250             59,926            433,141
                                           ==========         ==========         ==========         ==========
Net asset value per unit                   $     9.09         $    14.16         $    12.31         $    16.24
                                           ==========         ==========         ==========         ==========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
                  Years Ended December 31, 1998, 1997, and 1996


                                               CAPITAL APPRECIATION STOCK SUBACCOUNT          GROWTH AND INCOME STOCK SUBACCOUNT

Investment income (loss):                           1998           1997           1996           1998           1997           1996
                                            ------------   ------------   ------------   ------------   ------------   ------------
Dividend income                             $     88,433   $    119,794   $    595,603   $    869,525   $    778,858   $  1,830,435
Adverse mortality and expense charges
(note 3)                                        (259,874)      (182,627)      (111,426)      (691,564)      (527,025)      (363,607)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                    (171,441)       (62,833)       484,177        177,961        251,833      1,466,828
                                            ------------   ------------   ------------   ------------   ------------   ------------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                       769,968        317,275           --        3,106,051      1,145,587           --
Proceeds from sale of securities               1,770,807      1,795,596        855,100      3,497,748      3,033,581      2,017,365
Cost of securities sold                       (1,192,638)    (1,354,057)      (708,846)    (2,160,207)    (2,103,099)    (1,615,917)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on security
transactions                                   1,348,137        758,814        146,254      4,443,592      2,076,069        401,448
Net change in unrealized appreciation
or depreciation on investments                 4,151,868      4,563,309      1,662,956      7,377,335     12,852,455      6,026,093
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net gain (loss) on investments                 5,500,005      5,322,123      1,809,210     11,820,927     14,928,524      6,427,541
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                   $  5,328,564   $  5,259,290   $  2,293,387   $ 11,998,888   $ 15,180,357   $  7,894,369
                                            ============   ============   ============   ============   ============   ============


                                                         BALANCED SUBACCOUNT                             BOND SUBACCOUNT

Investment income (loss):                           1998           1997           1996           1998           1997           1996
                                            ------------   ------------   ------------   ------------   ------------   ------------
Dividend income                             $  1,934,712   $  2,062,026   $  2,949,493   $    196,337   $    136,739   $    137,535
Adverse mortality and expense charges
(note 3)                                        (577,128)      (509,762)      (445,353)       (30,006)       (23,285)       (23,607)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                   1,357,584      1,552,264      2,504,140        166,331        113,454        113,928
                                            ------------   ------------   ------------   ------------   ------------   ------------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                         3,744        758,320           --            2,477            379           --
Proceeds from sale of securities               4,012,722      4,525,247      3,759,491        441,318        402,615      1,799,790
Cost of securities sold                       (3,159,159)    (3,785,014)    (3,351,391)      (426,398)      (394,979)    (1,748,647)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on security
transactions                                     857,307      1,498,553        408,100         17,397          8,015         51,143
Net change in unrealized appreciation
or depreciation on investments                 5,340,950      5,202,066      1,724,491        (14,556)        41,691       (127,295)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net gain (loss) on investments                 6,198,257      6,700,619      2,132,591          2,841         49,706        (76,152)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
resulting from operations                   $  7,555,841   $  8,252,883   $  4,636,731   $    169,172   $    163,160   $     37,776
                                            ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
                  Years Ended December 31, 1998, 1997, and 1996


                                                          MONEY MARKET SUBACCOUNT                    TREASURY 2000 SUBACCOUNT

Investment income (loss):                                1998          1997          1996          1998          1997          1996
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Dividend income                                   $   123,985   $    85,594   $    86,370   $   106,291   $   106,851   $   107,339
Adverse mortality and expense charges
(note 3)                                              (22,312)      (15,448)      (16,510)      (15,826)      (14,583)      (13,847)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)                          101,673        70,146        69,860        90,465        92,268        93,492
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                               --            --            --            --            --            --
Proceeds from sale of securities                    2,979,908     4,634,860     4,407,707          --            --            --
Cost of securities sold                            (2,979,908)   (4,634,860)   (4,407,707)         --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) on security
transactions                                             --            --            --            --            --            --
Net change in unrealized appreciation
or depreciation on investments                           --            --            --          21,682         1,846       (74,946)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net gain (loss) on investments                           --            --            --          21,682         1,846       (74,946)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
resulting from operations                         $   101,673   $    70,146   $    69,860   $   112,147   $    94,114   $    18,546
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                         INTERNATIONAL STOCK SUBACCOUNT            WORLD GOVERNMENTS SUBACCOUNT

Investment income (loss):                                1998          1997          1996          1998          1997          1996
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Dividend income                                   $    90,596   $    99,113   $    39,586   $     8,821   $     7,143   $      --
Adverse mortality and expense
charges (note 3)                                      (47,908)      (32,130)      (14,665)       (6,487)       (3,401)       (2,326)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net investment income (loss)                           42,688        66,983        24,921         2,334         3,742        (2,326)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                               --            --            --            --            --            --
Proceeds from sale of securities                      491,409       235,721       121,135        92,387        65,919        52,028
Cost of securities sold                              (442,671)     (211,895)     (113,341)      (90,661)      (66,515)      (53,136)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) on security
transactions                                           48,738        23,826         7,794         1,726          (596)       (1,108)
Net change in unrealized appreciation
or depreciation on investments                        608,851       (62,452)      173,915        44,633        (5,796)       12,525
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net gain (loss) on investments                        657,589       (38,626)      181,709        46,359        (6,392)       11,417
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net assets
resulting from operations                         $   700,277   $    28,357   $   206,630   $    48,693   ($    2,650)  $     9,091
                                                  ===========   ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
                  Years Ended December 31, 1998, 1997, and 1996


                                                        EMERGING GROWTH SUBACCOUNT

Investment income (loss):                     1998                 1997                1996*
                                              ----                 ----                -----
Dividend income                              $45,309          $       --               $9,859
 Adverse mortality and expense charges
(note 3)                                     (48,583)            (21,660)              (4,378)
                                           ---------            --------              -------
Net investment income (loss)                  (3,274)            (21,660)               5,481
                                           ---------            --------              -------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Capital gain distributions                        --                  --                   --
Proceeds from sale of securities             448,520             234,899              213,154
Cost of securities sold                     (373,845)           (222,640)            (201,866)
                                           ---------            --------              -------
Net realized gain (loss) on security
transactions                                  74,675              12,259               11,288
Net change in unrealized appreciation
or depreciation on investments             1,524,641             384,388                2,792
                                           ---------            --------              -------
Net gain (loss) on investments             1,599,316             396,647               14,080
                                           ---------            --------              -------
Net increase (decrease) in net assets
resulting from operations                 $1,596,042            $374,987              $19,561
                                           =========            ========              =======

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
                  Years Ended December 31, 1998, 1997, and 1996


                                              CAPITAL APPRECIATION STOCK SUBACCOUNT              GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                                         1998           1997           1996           1998           1997           1996
                                            ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                ($   171,441)  ($    62,833)  $    484,177   $    177,961   $    251,833   $  1,466,828
Net realized gain (loss) on
security transactions                          1,348,137        758,814        146,254      4,443,592      2,076,069        401,448
Net change in unrealized appreciation
or depreciation on investments                 4,151,868      4,563,309      1,662,956      7,377,335     12,852,455      6,026,093
                                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
operations                                     5,328,564      5,259,290      2,293,387     11,998,888     15,180,357      7,894,369
                                            ------------   ------------   ------------   ------------   ------------   ------------
Capital unit transactions (note 5):
Proceeds from sale of units                    7,807,048      9,240,958      7,622,148     15,135,142     16,677,681     13,835,588
Cost of units repurchased                     (5,420,620)    (4,699,419)    (3,351,383)   (11,770,989)   (10,282,732)    (8,554,478)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from capital
unit transactions                              2,386,428      4,541,539      4,270,765      3,364,153      6,394,949      5,281,110
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets              7,714,992      9,800,829      6,564,152     15,363,041     21,575,306     13,175,479
Net assets:
Beginning of period                           25,350,746     15,549,917      8,985,765     69,328,638     47,753,332     34,577,853
                                            ------------   ------------   ------------   ------------   ------------   ------------
End of period                               $ 33,065,738   $ 25,350,746   $ 15,549,917   $ 84,691,679   $ 69,328,638   $ 47,753,332
                                            ============   ============   ============   ============   ============   ============

                                                      BALANCED SUBACCOUNT                              BOND SUBACCOUNT

Operations:                                         1998           1997           1996           1998           1997           1996
                                            ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)                $  1,357,584   $  1,552,264   $  2,504,140   $    166,331   $    113,454   $    113,928
Net realized gain (loss) on
security transactions                            857,307      1,498,553        408,100         17,397          8,015         51,143
Net change in unrealized appreciation
or depreciation on investments                 5,340,950      5,202,066      1,724,491        (14,556)        41,691       (127,295)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
operations                                     7,555,841      8,252,883      4,636,731        169,172        163,160         37,776
                                            ------------   ------------   ------------   ------------   ------------   ------------

Capital unit transactions (note 5):
Proceeds from sale of units                   10,811,007     10,763,242     11,796,373      1,182,649      1,162,322        700,575
Cost of units repurchased                    (10,309,524)   (10,663,916)   (10,399,963)      (772,448)      (705,363)    (2,103,924)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from capital
unit transactions                                501,483         99,326      1,396,410        410,201        456,959     (1,403,349)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets              8,057,324      8,352,209      6,033,141        579,373        620,119     (1,365,573)
Net assets:
Beginning of period                           60,702,925     52,350,716     46,317,575      3,037,642      2,417,523      3,783,096
                                            ------------   ------------   ------------   ------------   ------------   ------------
End of period                               $ 68,760,249   $ 60,702,925   $ 52,350,716   $  3,617,015   $  3,037,642   $  2,417,523
                                            ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
                  Years Ended December 31, 1998, 1997, and 1996


                                                          MONEY MARKET SUBACCOUNT                     TREASURY 2000 SUBACCOUNT

Operations:                                              1998          1997          1996          1998          1997          1996
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)                      $   101,673   $    70,146   $    69,860   $    90,465   $    92,268   $    93,492
Net realized gain (loss) on
security transactions                                    --            --            --            --            --            --
Net change in unrealized appreciation
or depreciation on investments                           --            --            --          21,682         1,846       (74,946)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Change in net assets from
operations                                            101,673        70,146        69,860       112,147        94,114        18,546
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Capital unit transactions (note 5):
Proceeds from sale of units                         4,485,112     6,190,640     4,325,194       447,349       621,004       794,517
Cost of units repurchased                          (3,592,636)   (5,367,244)   (4,801,186)     (424,204)     (599,303)     (773,892)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Change in net assets from capital
unit transactions                                     892,476       823,396      (475,992)       23,145        21,701        20,625
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets                     994,149       893,542      (406,132)      135,292       115,815        39,171
Net assets:
Beginning of period                                 2,621,118     1,727,576     2,133,708     1,699,226     1,583,411     1,544,240
                                                  -----------   -----------   -----------   -----------   -----------   -----------
End of period                                     $ 3,615,267   $ 2,621,118   $ 1,727,576   $ 1,834,518   $ 1,699,266   $ 1,583,411
                                                  ===========   ===========   ===========   ===========   ===========   ===========


                                                       INTERNATIONAL STOCK SUBACCOUNT                WORLD GOVERNMENTS SUBACCOUNT

Operations:                                              1998          1997          1996          1998          1997          1996
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)                      $    42,688   $    66,983   $    24,921   $     2,334   $     3,742   ($    2,326)
Net realized gain (loss) on
security transactions                                  48,738        23,826         7,794         1,726          (596)       (1,108)
Net change in unrealized appreciation
or depreciation on investments                        608,851       (62,452)      173,915        44,633        (5,796)       12,525
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Change in net assets from
operations                                            700,277        28,357       206,630        48,693        (2,650)        9,091
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Capital unit transactions (note 5):
Proceeds from sale of units                         1,897,345     2,721,533     2,207,995        85,855       530,877       144,986
Cost of units repurchased                          (1,227,692)     (904,022)     (559,568)     (118,224)      (95,423)      (84,667)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Change in net assets from capital
unit transactions                                     669,653     1,817,511     1,648,427       (32,369)      435,454        60,319
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets                   1,369,930     1,845,868     1,855,057        16,234       432,804        69,410
Net assets:
Beginning of period                                 4,453,131     2,607,263       752,206       721,129       288,325       218,915
                                                  -----------   -----------   -----------   -----------   -----------   -----------
End of period                                     $ 5,823,061   $ 4,453,131   $ 2,607,263   $   737,453   $   721,129   $   288,325
                                                  ===========   ===========   ===========   ===========   ===========   ===========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
                  Years Ended December 31, 1998, 1997, and 1996


                                                        EMERGING GROWTH SUBACCOUNT

Operations:                                   1998                 1997                1996*
                                              ----                 ----                -----

  Net investment income (loss)               ($3,274)           ($21,660)              $5,481
  Net realized gain (loss) on
   security transactions                      74,675              12,259               11,288
  Net change in unrealized appreciation
   or depreciation on investments          1,524,641             384,388                2,792
                                           ---------           ---------            ---------
   Change in net assets from
    operations                             1,596,042             374,987               19,561
                                           ---------           ---------            ---------
Capital unit transactions (note 5):
  Proceeds from sale of units              2,707,434           3,238,087            1,517,927
  Cost of units repurchased               (1,321,467)           (749,413)            (346,909)
                                           ---------           ---------            ---------
   Change in net assets from capital
    unit transactions                      1,385,967           2,488,674            1,171,018
                                           ---------           ---------            ---------
Increase (decrease) in net assets          2,982,009           2,863,661            1,190,579
Net assets:
  Beginning of period                      4,054,240           1,190,579                   --
                                           ---------            --------            ---------
  End of period                           $7,036,249          $4,054,240           $1,190,579
                                           =========           =========            =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)   Organization

      The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

      Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

      The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.


(2)   Significant Accounting Policies

      Investments

      The Account currently is divided into nine subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFS(R) Variable Insurance TrustSM. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has six funds available as investment options under the policies while T. Rowe Price International Fund, Inc., has one and MFS(R) Variable Insurance TrustSM has two funds available as an investment option. MFS(R) Variable Insurance TrustSM also has other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      CIMCO Inc. (CIMCO) serves as the investment advisor to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Advisor to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

      Massachusetts Financial Services Company (MFS) serves as the Investment Advisor to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   Fees and Charges
      Organization Costs
      CUNA Mutual Life Insurance Company absorbed all organization expenses of the Account.
      Policy Charges
      In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

      Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

      Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

      Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

      Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

      Variable  Account Charges

      Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of .90 percent of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)   Investment Transactions

      The  cost  of  shares  purchased,   including   reinvestment  of  dividend
      distributions, during the year ended December 31, 1998, was as follows:

             Capital Appreciation Stock Fund........    $4,760,618
             Growth and Income Stock Fund...........    10,158,204
             Balanced Fund..........................     5,884,896
             Bond Fund..............................     1,020,825
             Money Market Fund......................     3,974,568
             Treasury 2000 Fund.....................         7,253
             International Stock Portfolio..........     1,204,629
             World Governments Series...............        62,445
             Emerging Growth........................     1,823,433
                                                        ----------
                                                       $28,905,871
                                                        ==========

(5)   Unit Activity from Contract Transactions

      Transactions in units of each subaccount of the Account for the years ended December 31, 1998, 1997, and 1996 were as follows:

                               Capital
                             Appreciation        Growth and                                              Money
                               Stock            Income Stock        Balanced           Bond              Market
                             Subaccount          Subaccount        Subaccount        Subaccount        Subaccount
Units outstanding at
December 31, 1995                663,269           907,821         1,522,893           155,381           125,112
Units sold                       516,098           337,323           375,764            29,061           249,298
Units repurchased               (225,833)         (208,539)         (331,106)          (87,030)         (276,956)
                              ----------        ----------        ----------        ----------        ----------
Units outstanding at
December 31, 1996                953,534         1,036,605         1,567,551            97,412            97,454
Units sold                       490,480           313,426           297,548            45,022           342,456
Units repurchased               (252,149)         (194,852)         (296,125)          (27,507)         (298,002)
                              ----------        ----------        ----------        ----------        ----------
Units outstanding at
December 31, 1997              1,191,865         1,155,179         1,568,974           114,927           141,908
Units sold                       340,862           233,645           266,148            43,507           236,364
Units repurchased               (235,746)         (181,819)         (254,086)          (28,421)         (190,395)
                              ----------        ----------        ----------        ----------        ----------
Units outstanding at
December 31, 1998              1,296,981         1,207,005         1,581,036           130,013           187,877
                              ==========        ==========        ==========        ==========        ==========

                               Treasury         International         World           Emerging
                                 2000             Stock            Governments         Growth
                              Subaccount        Subaccount         Subaccount        Subaccount*
Units outstanding at
December 31, 1995                194,133            70,876            19,219              --
Units sold                       102,713           194,181            12,790           151,261
Units repurchased               (100,176)          (48,968)           (7,455)          (33,490)
                                ----------        ----------        ----------        ----------
Units outstanding at
December 31, 1996                196,670           216,089            24,554           117,771
Units sold                        77,604           216,687            46,412           280,804
Units repurchased                (75,054)          (71,570)           (8,295)          (66,642)
                                ----------        ----------        ----------        ----------
Units outstanding at
December 31, 1997                199,220           361,206            62,671           331,933
Units sold                        52,984           141,913             7,299           197,716
Units repurchased                (50,435)          (91,869)          (10,044)          (96,508)
                                ----------        ----------        ----------        ----------
Units outstanding at
December 31, 1998                201,769           411,250            59,926           433,141
                                ==========        ==========        ==========        ==========

*The data is for the period beginning May 1, 1996 (date of initial activity).


(6)   Condensed Financial Information

      The table below gives per unit information about the financial history of each subaccount for each period.

                                    CAPITAL APPRECIATION STOCK SUBACCOUNT                  GROWTH AND INCOME STOCK SUBACCOUNT
                          1998        1997         1996        1995     1994       1998        1997        1996      1995     1994
                          ----        ----         ----        ----     ----       ----        ----        ----      ----     ----
Net asset value:

  Beginning of period    $21.27      $16.31      $13.55     $10.45     $10.00     $60.02     $46.07     $38.09      $29.16    $29.01
  End of period           25.49       21.27       16.31      13.55      10.45      70.17      60.02      46.07       38.09     29.16
Percentage increase
  in unit value
  during period*          19.9%       30.4%       20.4%      29.7%       4.5%      16.9%      30.3%       21.0%      30.6%      0.5%
Number of units
  outstanding at
  end of period       1,296,981   1,191,865     953,534    663,269    588,501  1,207,005  1,155,179  1,036,605     907,821   767,867




                                            BALANCED SUBACCOUNT                                     BOND SUBACCOUNT
                          1998        1997        1996       1995       1994       1998       1997       1996        1995     1994
                          ----        ----        ----       ----       ----       ----       ----       ----        ----     ----
Net  asset value:
  Beginning of period    $38.69      $33.40      $30.41     $25.09     $25.44     $26.43     $24.82     $24.35      $21.11    $21.96
  End of period           43.49       38.69       33.40      30.41      25.09      27.82      26.43      24.82       24.35     21.11
Percentage increase
  in unit value
  during period*          12.4%       15.8%        9.8%      21.2%      -1.4%       5.3%       6.5%       1.9%        15.4%    -3.9%
Number of units
  outstanding at
  end of period       1,581,036   1,568,974   1,567,551  1,522,893  1,433,037    130,013    114,927     97,411      55,381   160,875


                                          MONEY MARKET SUBACCOUNT                              TREASURY 2000 SUBACCOUNT
                          1998        1997        1996       1995       1994       1998       1997       1996        1995     1994
                          ----        ----        ----       ----       ----       ----       ----       ----        ----     ----
Net asset value:

  Beginning of period    $18.47      $17.73      $17.05     $16.33     $15.91      $8.53      $8.05      $7.95       $6.63     $7.20

  End of period           19.24       18.47       17.73      17.05      16.33       9.09       8.53       8.05        7.95      6.63

Percentage increase
  in unit value
  during period*           4.2%        4.1%        4.0%       4.4%       2.6%       6.6%       6.0%       1.3%       19.9%     -7.9%

Number of units
  outstanding at
  end of period         187,877     141,908      97,454    125,112    179,387    201,769    199,220    196,670     194,133   191,747

                             INTERNATIONAL STOCK SUBACCOUNT                            WORLD GOVERNMENTS SUBACCOUNT
                          1998        1997        1996       1995                  1998       1997       1996        1995
                          ----        ----        ----       ----                  ----       ----       ----        ----
Net asset value:

  Beginning of period    $12.33      $12.07      $10.61     $10.00                $11.51     $11.74     $11.39      $10.00

  End of period           14.16       12.33       12.07      10.61                 12.31      11.51      11.74       11.39

Percentage increase
  in unit value
  during period*          14.8%       2.2%        13.7%       6.1%                  6.9%      (2.0%)      3.1%        13.9%

Number of units
  outstanding at
  end of period         411,250     361,206     216,089     70,876                59,926     62,671     24,554      19,219

                           EMERGING GROWTH SUBACCOUNT**
                          1998        1997        1996
                          ----        ----        ----
Net asset value:

  Beginning of period    $12.21      $10.11      $10.00

  End of period           16.24       12.21       10.11

Percentage increase
  in unit value
  during period*          33.0%       20.8%       1.1%

Number of units
  outstanding at
  end of period         433,141     331,933     117,771


For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1998, was 3.75% and the "effective yield" for that period was 3.86%.

   *The amount of premium invested in CUNA Mutual Life Variable Account is the amount remaining after the policy charges described in footnote 3 have been deducted. The policy charges have not been taken into account in this calculation. Inclusion of the policy charges would reduce the percentage increase in unit value during the period.

  **The data is for the period beginning May 1, 1996 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Independent Auditors' Report


The Board of Directors
CUNA  Mutual  Life  Insurance  Company and  Contract
    Owners of CUNA Mutual Life Variable Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, Treasury 2000 Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Account as of December 31, 1998; the related statements of operations and changes in net assets for each of the years in the three-year (two years and eight months for the Emerging Growth Subaccount) period then ended; and the condensed financial information for each of the years in the five-year (four years for International Stock Subaccount and World Governments Subaccount, and two years and eight months for the Emerging Growth Subaccount) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1998, were verified by audit of the statements of assets and liabilities of the underlying funds of Ultra Series Fund and confirmation with MFS Variable Insurance Trust and T. Rowe Price. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount,
Treasury 2000 Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Account as of December 31, 1998; the results of their operations and changes in their net assets for each of the years in the three-year (two years and eight months for the Emerging Growth Subaccount) period then ended; and the condensed financial information for each of the years in the five-year (four years for International Stock Subaccount and World Governments Subaccount, and two years and eight months for the Emerging Growth Subaccount) period then ended in conformity with generally accepted accounting principles.


                                                 KPMG Peat Marwick LLP

Des Moines, Iowa
February 5, 1999